Operating Revenues	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Operating Revenues
3.	Operating revenues
The following table compares our operating revenues by the source of revenue stream for the three and six months ended June 30, 2021 and 2022:

	Three months ended June 30, (in thousands)		Six months ended June 30, (in thousands)
	2021	2022	2021	2022
Operating revenues:
Time charters	$41,903	$57,014	$84,582	$112,522
Time charters from Luna Pool collaborative arrangement	930	—	1,279	—
Voyage charters	38,250	48,861	76,079	93,749
Voyage charters from Luna Pool collaborative arrangement	4,616	6,653	9,507	12,530
Operating revenues from Unigas Pool	—	11,389	—	24,893

Total operating revenues	$85,699	$123,917	$171,447	$243,694

Time charter revenues:
As of June 30, 2022, 28 of the Company’s 44 operated vessels were subject to time charters, 20 of which will expire within one year, two of which will expire within three years, five of which will expire between three to five years, and one of which will expire after more than five years from the balance sheet date. (December 31, 2021: 26 of the Company’s 45 operated vessels, were subject to time charters, 19 of which will expire within one year, two of which will expire within three years, and five of which will expire after more than five years from the balance sheet date). The estimated undiscounted cash flows for committed time charter revenues expected to be received on an annual basis for ongoing time charters, as of each June 30, is as follows:

(in thousands)
Within 1 year:	$167,499
2 years:	$77,545
3 years:	$68,863
4 years:	$53,380
5 years:	$15,972
More than 5 years:	$5,347
For time charter revenues accounted for under Topic 842, the amount of accrued income on the Company’s unaudited condensed consolidated balance sheets as of June 30, 2022, was $2.7 million (December 31, 2021: $4.5 million). The amount of hire payments received in advance under time charter contracts, recognized as a liability and reflected within deferred income on the Company’s unaudited condensed consolidated balance sheets as of June 30, 2022, was $15.1 million (December 31, 2021: $17.0 million). Deferred income allocated to time charters will be recognized ratably over time, which is expected to be within one month from June 30, 2022.
Voyage Charter revenues
Voyage charter revenues, which include revenues from contracts of affreightment, are shown net of address commissions.
As of June 30, 2022, for voyage charters and contracts of affreightment, services accounted for under Topic 606, the amount of contract assets reflected within accrued income on the Company’s unaudited condensed consolidated balance sheets was $4.5 million (December 31, 2021: $1.3 million). Changes in the contract asset balance at the balance sheet dates reflect income accrued after loading of the cargo commences but before an invoice has been raised to the charterer, as well as changes in the number of the Company’s vessels contracted under voyage charters or contracts of affreightment. The amount of contract liabilities reflected within deferred income on the Company’s unaudited condensed consolidated balance sheets was nil as of June 30, 2022 (December 31, 2021: $1.5 million).
The period opening and closing balance of receivables from voyage charters, including contracts of affreightment, was $11.1 million and $8.1 million, respectively, as of June 30, 2022 (December 31, 2021: $3.3 million and $11.1 million, respectively) and is reflected within net accounts receivable on the Company’s unaudited condensed consolidated balance sheets.
The amount allocated to costs incurred to fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences, was $1.8 million as of June 30, 2022 (December 31, 2021: $0.6 million) and is reflected within prepaid expenses and other current assets on the Company’s una
u
dited condensed consolidated balance sheets.

Voyage and Time charter revenues from Luna Pool collaborative arrangements:
Revenues from the Luna Pool collaborative arrangements as of June 30, 2022 and 2021, which are accounted for under ASC 808 – Collaborative Arrangements, represent our share of pool net revenues generated by the other Pool Participant’s vessels in the Luna Pool. These include revenues from voyage charters and contracts of affreightment, which are accounted for under Topic 606 in addition to time charter revenues, which are accounted for under Topic 842.